SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Financial Assets	$ 2,310,998	$ 304,053
Financial Assets, at fair value	48,399	304,053
Listed Investment [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	48,399	304,053
Unlisted Investment [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	2,262,599
Listedinvestments [Member]
IfrsStatementLineItems [Line Items]
Financial Assets, at fair value	$ 48,399	$ 304,053